CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS [Abstract]
Fixed maturities available for sale, at fair value	$ 33,607	$ 31,992
Mortgage Loans On Real Estate	5,059	4,281
Equity real estate, held for the production of income	4	99
Policy Loans	3,512	3,542
Other equity investments	1,643	1,707
Trading securities	2,309	982
Other invested assets	1,828	2,340
Total investments	47,962	44,943
Cash and cash equivalents	3,162	3,227
Cash and securities segregated, at fair value	1,551	1,280
Broker-dealer related receivables	1,605	1,327
Deferred policy acquisition costs	3,728	3,545
Goodwill and other intangible assets, net	3,673	3,697
Amounts due from reinsurers	3,847	3,542
Due From Affiliates	1,037	1,041
Guaranteed minimum income benefit reinsurance contract asset, at fair value	11,044	10,547
Other assets	5,095	5,340
Separate Account Assets	94,139	86,419
Total Assets	176,843	164,908
LIABILITIES [Abstract]
Policyholders' account balances	28,263	26,033
Future policy benefits, policyholders account balances	22,687	21,595
Broker-dealer related payables	664	466
Amounts due to reinsurers	75	74
Customers related payables	2,562	1,889
Short-term and long-term debt	523	645
Loans from affiliates	1,325	1,325
Current and deferred income taxes	5,172	5,104
Other liabilities	3,503	3,815
Separate Accounts' liabilities	94,139	86,419
Liabilities	158,913	147,365
Commitments and contingent liabilities (Note 11)	0	0
AXA Equitable Equity:
Common stock, $.01 par value, 2,000 million shares authorized, 436.2 million shares issued and outstanding	2	2
Capital in excess of par value	5,992	5,743
Retained earnings	9,125	9,392
Accumulated other comprehensive income (loss)	317	(297)
Accumulated other comprehensive income (loss)	296	(310)
Total AXA Equitable Equity	15,436	14,840
Noncontrolling interest	2,494	2,703
Equity	17,930	17,543
Total Liabilities and Equity	$ 176,843	$ 164,908